Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets explanatory [text block]
The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles (2)		Others		Total
Gross carrying value
Balance as of April 1, 2021	Rs.	107,233	Rs.	-	Rs.	4,070	Rs.	111,303
Additions		816		-		379		1,195
Assets acquired through business combinations (2)		5		98		3		106
Disposals/De-recognitions (3)		(6,398)		-		(5)		(6,403)
Effect of changes in foreign exchange rates		1,254		-		1		1,255
Balance as of March 31, 2022	Rs.	102,910	Rs.	98	Rs.	4,448	Rs.	107,456

Balance as of April 1, 2022	Rs.	102,910	Rs.	98	Rs.	4,448	Rs.	107,456
Additions (1)		6,830		-		766		7,596
Disposals/De-recognitions (3)		(687)		-		-		(687)
Effect of changes in foreign exchange rates		4,377		7		3		4,387
Balance as of March 31, 2023	Rs.	113,430	Rs.	105	Rs.	5,217	Rs.	118,752
Amortization/impairment loss
Balance as of April 1, 2021	Rs.	73,452	Rs.	-	Rs.	2,203	Rs.	75,655
Amortization for the year		3,415		-		257		3,672
Impairment loss		4,511		-		-		4,511
Disposals/De-recognitions (3)		(4,519)		-		(2)		(4,521)
Effect of changes in foreign exchange rates		892		-		1		893
Balance as of March 31, 2022	Rs.	77,751	Rs.	-	Rs.	2,459	Rs.	80,210

Balance as of April 1, 2022	Rs.	77,751	Rs.	-	Rs.	2,459	Rs.	80,210
Amortization for the year		3,670		-		351		4,021
Impairment loss		273		103		19		395
Disposals/De-recognitions		(687)		-		-		(687)
Effect of changes in foreign exchange rates		3,959		2		3		3,964
Balance as of March 31, 2023	Rs.	84,966	Rs.	105	Rs.	2,832	Rs.	87,903

Net carrying value
As of April 1, 2021	Rs.	33,781	Rs.	-	Rs.	1,867	Rs.	35,648
As of March 31, 2022	Rs.	25,159	Rs.	98	Rs.	1,989	Rs.	27,246
As of March 31, 2023	Rs.	28,464	Rs.	-	Rs.	2,385	Rs.	30,849

(1)	Additions during the year ended March 31, 2023, primarily consists of:
•	The acquisition of the cardiovascular brand and trademark Cidmus® in India from Novartis AG for total consideration of Rs.4,633 (U.S.$61).
•
The acquisition of a portfolio of branded and generic injectable products from Eton Pharmaceuticals, Inc. for an upfront payment of Rs.395 (U.S.$5) and certain other milestone payments of up to U.S.$30 payable upon completion of the respective milestones.

•
The acquisition of rights in brimonidine tartrate ophthalmic solution
0.025
%, the private label equivalent of Lumify®, in the United States from Slayback Pharma LLC for Rs.722 (U.S.$9) plus certain other milestone payments of up to U
.
S.$3 payable upon completion of the respective milestones.

(2)	Refer to Note 6 (“Business Combinations”) of these consolidated financial statements for further details.

(3)	Disposals/de-recognitions for the year ended March 31, 2022 primarily include the following IPR&D assets:
•
Rs.4,498 upon its settlement with Hatchtech Pty Limited regarding their civil litigation and arbitration, relating to the acquisition of the product Xeglyze®. Refer to Note 32
(“Contingencies”)
of these consolidated financial statements under “Civil Litigation and Arbitration with Hatchtech Pty Limited” for further details.

•	Rs.1,879 upon sale of all rights relating to anti-cancer agent E7777 (denileukin diftitox) to Citius Pharmaceuticals, Inc. (“Citius”).

Disclosure Of Detailed Information About Intangible Assets Under Development [Text Block]
Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2023		2022
Opening balance	Rs.	138	Rs.	6,113
Add : Additions during the year		395		153
Less : Disposals/De-recognitions (1)		-		(1,879)
Less : Impairments during the year		-		(4,435)
Effect of changes in exchange rates		16		186
Closing balance	Rs.	549	Rs.	138

(1)
During the year ended March 31, 2022, the Company entered into a definitive agreement with Citius Pharmaceuticals, Inc. (“Citius”) for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox) to Citius. The Company received Rs.2,951 (U.S.$40) as an upfront amount upon the closing of the transaction, and is entitled to a milestone payment of up to U.S.$40 related to the cutaneous Tcell lymphoma (“CTCL”) upon indication regulatory approval and up to U.S.$70 in milestone payments upon additional indication regulatory approvals. Further, the Company will receive certain sales-based milestone payments and tiered earn-out payments. Consequently, for this definitive agreement, the Company de-recognized Rs.1,879 representing the carrying cost of such asset, and an amount of Rs.1,064, representing the excess of sale consideration over the carrying cost, has been recognized as gain on sale of intangible assets and was included under “Other (income)/expense, net”. The transaction pertains to the Company’s Proprietary Products business (reflected in the Others segment).

Description of significant separately acquired Intangible Assets [text block]
Details of significant separately acquired intangible assets as of March 31, 2023 are as follows:

Particulars of the asset	Acquired from	Carrying cost
Select portfolio of branded generics business	Wockhardt Limited	Rs.	12,639
Cardiovascular brand Cidmus® in India	Novartis AG		4,577
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates		3,560
Various ANDAs	Teva and an affiliate of Allergan		2,720
Select Anti-Allergy brands	Glenmark Pharmaceuticals Limited		1,285
Habitrol® brand	Novartis Consumer Health Inc.		955